Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Capital lease obligations	$ 23,600		$ 20,500
Long term obligations	7,400		$ 13,100
Other Current Liabilities [Member]
Purchases of property, plant, and equipment	4,100
Other Liabilities [Member]
Purchases of property, plant, and equipment	1,400
Accounts Payable [Member]
Purchases of property, plant, and equipment	20,000	$ 31,100
Accrued Expenses [Member]
Purchases of property, plant, and equipment	9,000
Short-term Borrowings [Member]
Purchases of property, plant, and equipment	$ 33,900	$ 18,700